SHORT-TERM INVESTMENTS - Held-to-maturity and available-for-sale debt investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Held-to-maturity debt investments
Cost or amortized cost less allowance for credit losses	¥ 3,631,732		¥ 0
Gross unrecognized holding gains	0
Gross unrealized losses	(9,044)
Fair value	138,485
Held-to-maturity debt investments
Held-to-maturity debt investments
Cost or amortized cost less allowance for credit losses	3,631,732
Gross unrealized losses	(60,672)
Fair value	3,571,060	$ 512,744
Available-for-sale debt investments
Available-for-sale debt investments
Cost or amortized cost less allowance for credit losses	1,410,746
Gross unrecognized holding losses	(30,078)
Fair value	¥ 1,380,668	$ 198,241